14. Financial assets and liabilities (Details 1) $ in Thousands	Dec. 31, 2019 ARS ($)
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	$ 39,890,091
To due
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	36,869,904
Less than 90 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	2,998,181
90 - 180 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	4,284
180 - 270 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	3,598
270 - 360 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	0
Greater than 360 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	$ 14,124